Restatement Changes Made to Financial Statements Previously Filed (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of bonds	$ (29,363,000)	$ (29,363,000)
Net cash provided by operating activities		17,623,000	$ 50,029,000	$ 50,838,805	$ 82,227,450
Payments on borrowings		(54,789,000)	(93,514,000)	(102,513,602)	(195,000,000)
Net cash provided by financing activities		9,527,000	$ 29,991,000	$ 37,996,984	$ 154,470,000
Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities		46,986,000
Payments on borrowings		(84,152,000)
Net cash provided by financing activities		(19,836,000)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of bonds		(29,363,000)
Net cash provided by operating activities		(29,363,000)
Payments on borrowings		29,363,000
Net cash provided by financing activities		$ 29,363,000